Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position, results of operations and comprehensive loss, cash flows and changes in shareholders’ equity for the interim periods. The financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2019. The unaudited condensed consolidated balance sheet at December 31, 2019 was derived from the audited annual financial statements, but does not contain all of the footnote disclosures from the annual financial statements.

The interim results for the six months ended June 30, 2020 are not necessarily indicative of the results expected for the full fiscal year.

Going Concern

Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

The Company has suffered recurring losses from operations, this condition has raised substantial doubt about the Company’s ability to continue as a going concern. The company recorded a working capital of $4.64 million as of June 30, 2020. In February and March 2020, the Company obtained approximately $7.2 million equity financing. Considering equity financing and the cost cutting activities, the Company believes that the current cash and cash equivalents and the anticipated cash flows from operations will be sufficient to meet the anticipated working capital requirements and expenditures for the next 12 months. However, the ability to continue as a going concern is dependent upon the Company’s profit generating operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

The Company’s principal sources of liquidity have been proceeds from issuances of equity securities and loans from related parties. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, if needed, it may contain undue restrictions on its operations, in the case of debt financing, or cause substantial dilution for its stock holders, in the case of equity financing.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as going concern.

Basis of Consolidation

Basis of Consolidation

The unaudited condensed consolidated financial statements include the accounts of Lianluo Smart and its wholly-owned subsidiaries (collectively, the “Company”). All inter-company transactions and balances are eliminated in consolidation. The results of subsidiaries are recorded in the unaudited condensed consolidated statements of operations and comprehensive loss.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, reserve for doubtful accounts, valuation of inventories, impairment testing of long term assets, warranty obligation, warrants liability, stock-based compensation, useful lives of intangible assets and property and equipment, realization of deferred tax assets and the discount rate used to determine the present value of lease payments. Actual results could differ from those estimates.

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the shorter of the lease term or estimated economic life of the leased property. The majority of the Company’s leases were short term (less than 12 months) and the Company elected the practical expedient not to record right of use of assets for short term leases.

Equity Securities

Equity Securities

The Company’s equity securities represent equity investments in Guardion Health Sciences, Inc. (“GHSI”) made in November 2017. The Company holds less than 5% of the GHSI’s total shares. The equity securities were accounted for as non-marketable securities in 2018 on the balance sheets and as marketable securities in 2019 when GHSI went public in April 5, 2019.

As of June 30, 2020, the investment was accounted at fair value with changes recorded through earnings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

Investments in listed equity securities were re-measured on a recurring basis, and are categorized within Level 1 under the fair value hierarchy.

The fair value of warrants was determined using the Black Scholes Model, with Level 3 inputs. Investments in a privately held company for which the Company elected to record using the measurement alternative were re-measured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy.